EMPLOYEES' RETIREMENT PLANS (Details Narrative)	12 Months Ended
	Jul. 31, 2025 USD ($) Employees	Jul. 31, 2024 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 442,666	$ 493,263
Pension contributions	$ 89,396	$ 94,110
Employer contributing, percentage	5.00%
Pension fund's rehabilitation plan expire date	Nov. 30, 2025
Number of employees | Employees	28
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution rate, percentage	20.50%
Percentage of other condition of employment	21.00%